Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Issued capital [member]	Deemed Cost [Member]	Other Comprehensive Incomes [Member]	Other reserves [member]	Profit Retention Reserve [Member]	Additional Dividends Proposed From The Non Capitalized Earning Reserve [Member]	Retained earnings [member]	Shareholders Equity Subtotal [Member]	Noncontrolling Interest 1 [Member]	Total
Beginning balance, value at Dec. 31, 2018	R$ 7,910,000	R$ 806,220	R$ (20,610)	R$ 914,751	R$ 6,422,564			R$ 16,032,925	R$ 303,289	R$ 16,336,214
IfrsStatementLineItems [Line Items]
Net income							1,989,946	1,989,946	72,923	2,062,869
Actuarial losses, net of taxes			(122,583)					(122,583)	(601)	(123,184)
Gain (losses) on Subsidiary with interest variation			(4,874)					(4,874)	4,874
Total comprehensive income			(127,457)				1,989,946	1,862,489	77,196	1,939,685
Realization - deemed cost, net of taxes		(66,226)					66,226
Deliberation of additional dividends proposed	2,890,000				(2,890,000)				(3,335)	(3,335)
Dividends									(7,838)	(7,838)
Legal reserve				99,497			(99,497)
Interest on own capital							(643,000)	(643,000)		(643,000)
Dividends									(23,514)	(23,514)
Profit retention reserve					1,313,675		(1,313,675)
Ending balance, value at Dec. 31, 2019	10,800,000	739,994	(148,067)	1,014,248	4,846,239			17,252,414	345,798	17,598,212
IfrsStatementLineItems [Line Items]
Net income							3,904,202	3,904,202	5,548	3,909,750
Actuarial losses, net of taxes			(178,948)					(178,948)	(207)	(179,155)
Total comprehensive income			(178,948)				3,904,202	3,725,254	5,341	3,730,595
Realization - deemed cost, net of taxes		(59,630)					59,630
Deliberation of additional dividends proposed									(51,799)	(51,799)
Legal reserve				195,210			(195,210)
Interest on own capital							(807,500)	(807,500)		(807,500)
Dividends							(211,057)	(211,057)	(7,933)	(218,990)
Profit retention reserve					2,750,065		(2,750,065)
Additional dividends proposed from the non-capitalized earning reserve					(1,507,449)	1,507,449
Ending balance, value at Dec. 31, 2020	10,800,000	680,364	(327,015)	1,209,458	6,088,855	1,507,449		19,959,111	291,407	20,250,518
IfrsStatementLineItems [Line Items]
Net income							4,952,573	4,952,573	96,029	5,048,602
Actuarial losses, net of taxes			152,601					152,601	144	152,745
Total comprehensive income			152,601				4,952,573	5,105,174	96,173	5,201,347
Realization - deemed cost, net of taxes		(46,575)					46,575
Deliberation of additional dividends proposed						(1,507,449)		(1,507,449)	(32,638)	(1,540,087)
Legal reserve				247,629			(247,629)
Interest on own capital					(283,173)		(239,636)	(522,809)		(522,809)
Dividends						1,368,675	(2,565,678)	(1,197,003)	(16,731)	(1,213,734)
Profit retention reserve					1,946,205		(1,946,205)
Realization of actuarial liabilities - divestment of Copel Telecom			(33,205)		33,205
Additional dividends proposed from the non-capitalized earning reserve
Ending balance, value at Dec. 31, 2021	R$ 10,800,000	R$ 633,789	R$ (207,619)	R$ 1,457,087	R$ 7,785,092	R$ 1,368,675		R$ 21,837,024	R$ 338,211	R$ 22,175,235